Allowance for loan losses ending balance and the loan balance by portfolio segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	$ 601,792		$ 640,555		$ 730,607
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	19,404,451	[1]	21,611,866	[1]
Covered Loans	2,542,662		2,984,427
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	21,947,113		24,596,294
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	140,141		103,506
Ending balance: loans collectively evaluated for impairment	379,578		434,957
Allowance for loan losses	519,719		538,463
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	927,008		908,716
Ending balance: loans collectively evaluated for impairment	18,477,443		20,703,151
Non-covered Loans held-in-portfolio	19,404,451		21,611,867
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	5		293
Ending balance: loans collectively evaluated for impairment	82,068		101,799
Allowance for loan losses	82,073		102,092
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	6,906		20,945
Ending balance: loans collectively evaluated for impairment	2,535,756		2,963,482
Covered Loans	2,542,662		2,984,427
PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	571,208		528,867
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	15,938,114	[2]	15,887,839	[2]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	18,480,776		18,872,266
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	139,503		85,593
Ending balance: loans collectively evaluated for impairment	349,632		341,182
Allowance for loan losses	489,135		426,775		445,297
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	920,530		789,785
Ending balance: loans collectively evaluated for impairment	15,017,584		15,098,054
Non-covered Loans held-in-portfolio	15,938,114		15,887,839
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	5		293
Ending balance: loans collectively evaluated for impairment	82,068		101,799
Allowance for loan losses	82,073		102,092		108,906
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	6,906		20,945
Ending balance: loans collectively evaluated for impairment	2,535,756		2,963,482
Covered Loans	2,542,662		2,984,427
UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,466,337	[3]	5,724,027
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	638		17,913
Ending balance: loans collectively evaluated for impairment	29,946		93,775
Allowance for loan losses	30,584		111,688
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	6,478		118,931
Ending balance: loans collectively evaluated for impairment	3,459,859		5,605,097
Non-covered Loans held-in-portfolio	3,466,337		5,724,028
Commercial Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	242,108		217,180		369,742
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	8,134,267		10,037,184
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	9,749,048		11,849,989
Commercial Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	64,736		16,409
Ending balance: loans collectively evaluated for impairment	146,501		158,573
Allowance for loan losses	211,237		174,982
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	357,161		297,516
Ending balance: loans collectively evaluated for impairment	7,777,106		9,739,669
Non-covered Loans held-in-portfolio	8,134,267		10,037,185
Commercial Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	5		153
Ending balance: loans collectively evaluated for impairment	30,866		42,045
Allowance for loan losses	30,871		42,198
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,487		20,945
Ending balance: loans collectively evaluated for impairment	1,610,294		1,791,859
Covered Loans	1,614,781		1,812,804
Commercial Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	232,460		170,348
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,374,803	[2]	6,465,590	[2]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,989,584		8,278,394
Commercial Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	64,736		16,409
Ending balance: loans collectively evaluated for impairment	136,853		111,741
Allowance for loan losses	201,589		128,150		217,615
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	356,911		245,380
Ending balance: loans collectively evaluated for impairment	6,017,892		6,220,210
Non-covered Loans held-in-portfolio	6,374,803		6,465,590
Commercial Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	5		153
Ending balance: loans collectively evaluated for impairment	30,866		42,045
Allowance for loan losses	30,871		42,198		72,060
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,487		20,945
Ending balance: loans collectively evaluated for impairment	1,610,294		1,791,859
Covered Loans	1,614,781		1,812,804
Commercial Portfolio Segment Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	1,759,464	[3]	3,571,594
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	9,648		46,832
Allowance for loan losses	9,648		46,832
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	250		52,136
Ending balance: loans collectively evaluated for impairment	1,759,214		3,519,459
Non-covered Loans held-in-portfolio	1,759,464		3,571,595
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	13,872		24,833		17,375
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	251,820		206,084
Covered Loans	70,336		190,127
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	322,156		396,211
Commercial Real Estate Construction Financing Receivable Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	363		177
Ending balance: loans collectively evaluated for impairment	6,307		5,165
Allowance for loan losses	6,670		5,342
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	13,268		22,486
Ending balance: loans collectively evaluated for impairment	238,552		183,598
Non-covered Loans held-in-portfolio	251,820		206,084
Commercial Real Estate Construction Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		140
Ending balance: loans collectively evaluated for impairment	7,202		19,351
Allowance for loan losses	7,202		19,491
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,419		0
Ending balance: loans collectively evaluated for impairment	67,917		190,127
Covered Loans	70,336		190,127
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	12,685		24,586
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	159,384	[2]	161,171	[2]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	229,720		351,298
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	363		177
Ending balance: loans collectively evaluated for impairment	5,120		4,918
Allowance for loan losses	5,483		5,095		5,862
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	13,268		16,823
Ending balance: loans collectively evaluated for impairment	146,116		144,348
Non-covered Loans held-in-portfolio	159,384		161,171
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		140
Ending balance: loans collectively evaluated for impairment	7,202		19,351
Allowance for loan losses	7,202		19,491		9,946
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,419		0
Ending balance: loans collectively evaluated for impairment	67,917		190,127
Covered Loans	70,336		190,127
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	92,436	[3]	44,913
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,187		247
Allowance for loan losses	1,187		247
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		5,663
Ending balance: loans collectively evaluated for impairment	92,436		39,250
Non-covered Loans held-in-portfolio	92,436		44,913
Mortgages [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	164,270		192,935		170,289
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,502,886		6,681,476
Covered Loans	822,986		934,373
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,325,872		7,615,849
Mortgages [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	46,111		55,667
Ending balance: loans collectively evaluated for impairment	77,211		101,262
Allowance for loan losses	123,322		156,929
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	435,824		452,073
Ending balance: loans collectively evaluated for impairment	6,067,062		6,229,403
Non-covered Loans held-in-portfolio	6,502,886		6,681,476
Mortgages [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	40,948		36,006
Allowance for loan losses	40,948		36,006
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	822,986		934,373
Covered Loans	822,986		934,373
Mortgages [Member] | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	161,808		166,336
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	5,450,501	[2]	5,400,679	[2]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	6,273,487		6,335,052
Mortgages [Member] | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	45,838		38,034
Ending balance: loans collectively evaluated for impairment	75,022		92,296
Allowance for loan losses	120,860		130,330		119,027
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	431,569		399,347
Ending balance: loans collectively evaluated for impairment	5,018,932		5,001,332
Non-covered Loans held-in-portfolio	5,450,501		5,400,679
Mortgages [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	40,948		36,006
Allowance for loan losses	40,948		36,006		20,914
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	822,986		934,373
Covered Loans	822,986		934,373
Mortgages [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	1,052,385	[3]	1,280,797
Mortgages [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	273		17,633
Ending balance: loans collectively evaluated for impairment	2,189		8,966
Allowance for loan losses	2,462		26,599
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,255		52,726
Ending balance: loans collectively evaluated for impairment	1,048,130		1,228,071
Non-covered Loans held-in-portfolio	1,052,385		1,280,797
Legacy [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	2,944		13,704		33,102
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	80,818	[4]	211,135	[4]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	80,818		211,135
Legacy [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	2,944		13,704
Allowance for loan losses	2,944		13,704
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		6,045
Ending balance: loans collectively evaluated for impairment	80,818		205,090
Non-covered Loans held-in-portfolio	80,818		211,135
Legacy [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Legacy [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	80,818	[3]	211,135
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	2,944		13,704
Allowance for loan losses	2,944		13,704
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		6,045
Ending balance: loans collectively evaluated for impairment	80,818		205,090
Non-covered Loans held-in-portfolio	80,818		211,135
Finance Leases Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	7,131		10,622		2,894
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	564,389		543,761
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	564,389		543,761
Finance Leases Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	770		1,053
Ending balance: loans collectively evaluated for impairment	6,361		9,569
Allowance for loan losses	7,131		10,622
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	3,023		2,893
Ending balance: loans collectively evaluated for impairment	561,366		540,868
Non-covered Loans held-in-portfolio	564,389		543,761
Finance Leases Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Finance Leases Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	7,131		10,622
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	564,389	[2]	543,761	[2]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	564,389		543,761
Finance Leases Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	770		1,053
Ending balance: loans collectively evaluated for impairment	6,361		9,569
Allowance for loan losses	7,131		10,622		2,894
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	3,023		2,893
Ending balance: loans collectively evaluated for impairment	561,366		540,868
Non-covered Loans held-in-portfolio	564,389		543,761
Finance Leases Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Consumer [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	171,467		181,281		137,205
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,870,271		3,932,226
Covered Loans	34,559		47,123
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,904,830		3,979,349
Consumer [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	28,161		30,200
Ending balance: loans collectively evaluated for impairment	140,254		146,684
Allowance for loan losses	168,415		176,884
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	117,732		127,703
Ending balance: loans collectively evaluated for impairment	3,752,539		3,804,523
Non-covered Loans held-in-portfolio	3,870,271		3,932,226
Consumer [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	3,052		4,397
Allowance for loan losses	3,052		4,397
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	34,559		47,123
Covered Loans	34,559		47,123
Consumer [Member] | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	157,124		156,975
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,389,037	[2]	3,316,638	[2]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,423,596		3,363,761
Consumer [Member] | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	27,796		29,920
Ending balance: loans collectively evaluated for impairment	126,276		122,658
Allowance for loan losses	154,072		152,578		99,899
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	115,759		125,342
Ending balance: loans collectively evaluated for impairment	3,273,278		3,191,296
Non-covered Loans held-in-portfolio	3,389,037		3,316,638
Consumer [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	3,052		4,397
Allowance for loan losses	3,052		4,397		5,986
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	34,559		47,123
Covered Loans	34,559		47,123
Consumer [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	481,234	[3]	615,588
Consumer [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	365		280
Ending balance: loans collectively evaluated for impairment	13,978		24,026
Allowance for loan losses	14,343		24,306
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	1,973		2,361
Ending balance: loans collectively evaluated for impairment	479,261		613,227
Non-covered Loans held-in-portfolio	$ 481,234		$ 615,588

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)
[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[3]	Excludes discontinued operations.
[4]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.